Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Central Index Key	0000909427
Amendment Flag	false
Document Creation Date	Sep. 30, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
Class A, F-1, F-2 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Prospectus:
Trading Symbol	ASTEX
Class A, F-1, F-2 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Prospectus:
Trading Symbol	FSTTX
Class A, F-1, F-2 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Prospectus:
Trading Symbol	ASTFX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	LTEBX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	LTXBX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	LTXCX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	LTXFX
Class A, B, C, F-1, F-2 Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	LTEFX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	TEBFX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
Class A, B, C, F-1, F-2 Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Prospectus:
Trading Symbol	AMHIX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class B
Prospectus:
Trading Symbol	ABHMX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Prospectus:
Trading Symbol	AHICX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Prospectus:
Trading Symbol	ABHFX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Prospectus:
Trading Symbol	AHMFX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class A
Prospectus:
Trading Symbol	TAFTX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class B
Prospectus:
Trading Symbol	TECBX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class C
Prospectus:
Trading Symbol	TECCX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class F-1
Prospectus:
Trading Symbol	TECFX
Class A, B, C, F-1, F-2 Prospectus | Tax-Exempt Fund of California® | Class F-2
Prospectus:
Trading Symbol	TEFEX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class B
Prospectus:
Trading Symbol	NYABX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
Class A, B, C, F-1, F-2 Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX